Expected credit loss measurement - Credit loss expense / release (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 95	$ 106	$ 623	$ 201	$ 662
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(22)	(45)	537
Stage 1 and 2 positions | Scenario related
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(34)
Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	116
Lifetime Expected Credit Losses [Member] | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	132	133	77
Lifetime Expected Credit Losses [Member] | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ (15)	$ 18	$ 8